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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number :

811-09116

Embarcadero Funds, Inc.

(Exact name of registrant as specified in charter)

Three Embarcadero Center

Suite 1120

San Francisco, CA  94111

(Address of principal executive offices)

Jay Jacobs

Three Embarcadero Center

Suite 1120

San Francisco, CA  94111

(Name and address of agent for service)

Registrant’s telephone number, including area code:

415-835-5000

Date of fiscal year end:  December 31st

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

	Embarcadero All-Cap Growth Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 80.96%

Agricultural Chemicals - 7.08%
644	Monsanto Co.	$ 53,516
1,200	Mosaic Co.	50,376
694	Potash Corp. of Saskatchewan, Inc.	56,082
		159,974
Apparel Stores - 1.22%
1,309	Guess, Inc.	27,594

Auto Dealerships - 1.01%
2,437	Penske Auto Group, Inc. *	22,737

Auto Parts Store - 3.01%
418	Autozone, Inc. *	67,975

Communication Equipment - 3.71%
2,153	Qualcomm, Inc.	83,773

Discount, Variety Stores - 3.36%
2,209	Target Corp.	75,968

Diversified Computer Systems - 2.92%
681	International Business Machines Corp.	65,982

Diversified Investments - 6.08%
527	Goldman Sachs Group, Inc.	55,873
3,576	Morgan Stanley	81,426
		137,299
Drugs Wholesale - 3.40%
2,353	Amerisourcebergen Corp.	76,849

Gaming Activities - 2.18%
7,008	Pinnacle Entertainment, Inc. *	49,336

Heavy Construction - 13.33%
2,462	Granite Construction, Inc.	92,276
1,615	Fluor Corp.	55,798
2,125	Foster Wheeler AG *	37,124
8,650	McDermott International, Inc. *	115,824
		301,022
Independent Oil & Gas - 3.41%
1,962	Contango Oil & Gas *	76,910

Industrial Metals & Minerals - 1.79%
8,046	National Coal Corp. *	10,943
18,294	International Coal Group, Inc. *	29,453
		40,396
Major Airlines - 0.23%
598	Continental Airlines Class-B *	5,268

Money Center Banks - 4.90%
4,159	JP Morgan Chase & Co.	110,546

Oil & Gas Pipelines - 3.61%
1,746	Kinder Morgan Energy Partners LP	81,573

Oil & Gas Refining & Marketing - 2.14%
1,823	Sunoco, Inc.	48,273

Residential Construction - 10.62%
4,706	Pulte Homes, Inc. *	51,437
1,372	Lennar Corp. Class-A	10,304
7,135	Meritage Homes Corp. *	81,482
5,314	Toll Brothers, Inc. *	96,502
		239,725
Restaurants – 3.24%
1,077	Jack in the Box, Inc. *	25,083
726	Chipotle Mexican Grill Class-A *	48,192
Technical Services - 3.72%		73,275
823	Jacobs Engineering Group, Inc. *	31,817
1,290	URS Corp. *	52,129
		83,946

TOTAL FOR COMMON STOCKS (Cost $2,005,645) - 80.96%		$ 1,828,421

SHORT TERM INVESTMENTS - 18.25%
412,068	PNC Bank Money Market 0.05% ** (Cost $412,068)	412,068

TOTAL INVESTMENTS (Cost $2,417,713) - 99.21%		$ 2,240,489

OTHER ASSETS LESS LIABILITIES - 0.79%		17,856

NET ASSETS - 100.00%		$ 2,258,345

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Embarcadero All-Cap Growth Fund
1. SECURITY TRANSACTIONS
At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,417,713 amounted to $177,224, which consisted of aggregate gross unrealized appreciation of $81,140 and aggregate gross unrealized depreciation of $258,365.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 2,240,489	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 2,240,489	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Embarcadero Alternative Strategies Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 100.22%
630,043	PNC Bank Money Market 0.05% ** (Cost $630,043)	630,043

TOTAL INVESTMENTS (Cost $630,043) - 100.22%		$ 630,043

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.22%)		(1,411)

NET ASSETS - 100.00%		$ 628,632

**Variable rate security: the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Embarcadero Alternative Strategies Fund
1. SECURITY TRANSACTIONS
At March 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $630,043 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 630,043	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 630,043	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Embarcadero Small-Cap Growth Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 97.06%

Agricultural Chemicals - 5.51%
2,771	Terra Nitrogen Company LP	$ 396,253

Application Software - 3.11%
7,390	Sybase, Inc. *	223,843

Auto Dealerships - 2.18%
16,825	Penske Auto Group, Inc. *	156,977

Biotechnology - 4.90%
101,401	Mannkind Corp. *	352,875

Business Services - 5.80%
183,917	Liveperson, Inc. *	417,492

Computer Peripherals - 1.27%
35,203	Transact Technologies, Inc. *	91,176

Education & Training Services - 2.08%
7,697	Corinthian Colleges, Inc. *	149,707

Gaming Activities - 3.56%
36,435	Pinnacle Entertainment, Inc. *	256,502

Heavy Construction - 6.42%
7,595	Granite Construction, Inc.	284,661
9,955	Sterling Construction Co. *	177,597
		462,258
Home Health Care - 1.69%
7,999	Gentiva Health Services, Inc. *	121,585

Independent Oil & Gas - 5.09%
9,340	Contango Oil & Gas *	366,128

Industrial Metals & Minerals - 5.14%
27,926	Horsehead Holding Corp. *	153,593
76,256	International Coal Group, Inc. *	122,772
68,559	National Coal Corp. *	93,240
		369,605
Investment Brokerage-Regional - 7.19%
3,137	Greenhill & Co., Inc.	231,667
10,469	Jefferies Group, Inc. *	144,472
7,184	Raymond James Financial, Inc. *	141,525
		517,664
Major Airlines - 2.10%
17,550	UAL Corp. *	78,624
28,532	US Airways Group, Inc. *	72,186
		150,810
Management Services - 1.52%
36,024	Hill International, Inc. *	109,513

Metal Fabrication - 3.91%
10,674	Reliance Steel & Aluminum Co.	281,046

Money Center Banks - 1.19%
7,287	TCF Financial Corp.	85,695

Nonmetalic Mineral Mining - 3.16%
12,316	Intrepid Potash, Inc. *	227,230

Oil & Gas Refining & Marketing - 2.00%
6,774	Holly Corp.	143,609

Regional-Southeast Banks - 0.95%
2,976	Bank of The Ozaarks	68,686

Residential Construction - 12.45%
20,629	Centex Corp. *	154,718
18,791	KB Home	247,665
27,198	Meritage Homes Corp. *	310,601
16,741	Pulte Homes, Inc. *	182,979
		895,963
Resorts & Casinos - 0.95%
20,937	Melco Crown Entertainment ADR *	68,673

Restaurants - 5.08%
15,703	Jack in the Box, Inc. *	365,723

Retail-Eating Places - 1.75%
5,509	Papa John's International, Inc. *	125,991

Savings & Loan - 3.42%
21,553	Ocwen Financial Corp. *	246,351

Steel & Iron - 4.63%
21,963	Olympic Steel, Inc.	333,179

TOTAL FOR COMMON STOCKS (Cost $8,348,739) - 97.06%		$ 6,984,534

SHORT TERM INVESTMENTS - 1.13%
81,320	PNC Bank Money Market 0.05% ** (Cost $81,320)	81,320

TOTAL INVESTMENTS (Cost $8,430,059) - 98.19%		$ 7,065,854

OTHER ASSETS LESS LIABILITIES - 1.81%		130,451

NET ASSETS - 100.00%		$ 7,196,305

* Non-income producing security during the period
ADR- American Depository Receipt
**Variable rate security: the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Embarcadero Small-Cap Growth Fund
1. SECURITY TRANSACTIONS
At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,430,059 amounted to $1,364,205, which consisted of aggregate gross unrealized appreciation of $401,467 and aggregate gross unrealized depreciation of $1,765,672.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 7,065,854	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 7,065,854	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Embarcadero Post Venture Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 99.56%
1,303,196	PNC Bank Money Market 0.05% ** (Cost $1,303,196)	1,303,196

TOTAL INVESTMENTS (Cost $1,303,196) - 99.56%		$ 1,303,196

OTHER ASSETS LESS LIABILITIES - 0.44%		5,771

NET ASSETS - 100.00%		$ 1,308,967

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Embarcadero Post Venture Fund
1. SECURITY TRANSACTIONS
At March 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,303,196 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,303,196	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,303,196	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Embarcadero Technology Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 99.39%
1,130,239	PNC Bank Money Market 0.05% ** (Cost $1,130239)	1,130,239

TOTAL INVESTMENTS (Cost $1,130,239) - 99.39%		$ 1,130,239

OTHER ASSETS LESS LIABILITIES - 0.61%		6,982

NET ASSETS - 100.00%		$ 1,137,221

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at March 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Embarcadero Technology Fund
1. SECURITY TRANSACTIONS
At March 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,130,239 amounted to $0, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,130,239	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,130,239	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

Item 2.  Controls and Procedures

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Embarcadero Funds, Inc.

By (Signature and Title)*

/s/Jay Jacobs

Jay Jacobs, Chief Financial Officer

Date  May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/Jay Jacobs

Jay Jacobs, President

Date  May 28, 2009

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CERTIFICATION

I, Jay Jacobs, certify that:

1.

I have reviewed this report on Form N-Q of Embarcadero Funds, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a03(d) under the Investment Company Act of 1940) for the registrant and have:

a.

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors:

a.

All significant deficiencies and materials weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:

_/s/Jay Jacobs_________

Date:  May 28, 2009

Jay Jacobs, Chief Financial Officer and Chief Executive Officer (Principal Financial Officer and Principal Executive Officer)

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